Consolidated statement of changes in equity - ZAR (R) R in Millions		Total	Keliber	Century	Stated share capital	Re- organisation reserve	Share-based payment reserve	Mark-to- market reserve	Foreign currency translation reserve	Foreign currency translation reserve Keliber	Foreign currency translation reserve Century	Accumulated (loss)/profit	Accumulated (loss)/profit Keliber	Accumulated (loss)/profit Century	Equity attributable to owners of Sibanye-Stillwater	Equity attributable to owners of Sibanye-Stillwater Keliber	Equity attributable to owners of Sibanye-Stillwater Century	Non- controlling interests	Non- controlling interests Keliber	Non- controlling interests Century
Balance at beginning of period at Dec. 31, 2020		R 70,716			R 30,150	R 23,001	R 4,052	R 384	R (1,867)			R 12,216			R 67,936			R 2,780
Total comprehensive income for the year		38,431						837	3,807			33,054			37,698			733
Profit for the year		33,796										33,054			33,054			742
Other comprehensive income, net of tax		4,635						837	3,807						4,644			(9)
Equity-settled share-based payments		151					142								142			9
Dividends		(18,176)										(17,832)			(17,832)			(344)
Marikana B-BBEE transaction		(1,146)										34			34			(1,180)
Share buy-back		(8,503)			(8,503)										(8,503)
Transaction with shareholders		(128)										(82)			(82)			(46)
Adjustment due to sale of St Helena Hospital Proprietary Limited (St Helena Hospital)		0					(24)					24			0
Balance at end of period at Dec. 31, 2021		81,345			21,647	23,001	4,170	1,221	1,940			27,414			79,393			1,952
Total comprehensive income for the year		21,349						(1,519)	3,798			18,392			20,671			678
Profit for the year		18,980										18,396			18,396			584
Other comprehensive income, net of tax		2,369						(1,519)	3,798			(4)			2,275			94
Equity-settled share-based payments		24					14								14			10
Dividends		(9,453)										(9,197)			(9,197)			(256)
Transaction with shareholders		(3,452)							62			(2,828)			(2,766)			(686)
Keliber asset acquisition		1,219													0			1,219
Sale of Lonmin Canada Incorporated (Lonmin Canada)		(14)													0			(14)
Foreign exchange movement recycled through profit or loss	[1]	(14)							(14)						(14)
Balance at end of period at Dec. 31, 2022		91,004			21,647	23,001	4,184	(298)	5,786			33,781			88,101			2,903
Total comprehensive income for the year		(32,782)						(642)	5,232			(37,774)			(33,184)			402
Profit for the year		(37,430)										(37,772)			(37,772)			342
Other comprehensive income, net of tax		4,648						(642)	5,232			(2)			4,588			60
Equity-settled share-based payments		48					24								24			24
Dividends		(5,318)	R (792)									(4,953)			(4,953)			(365)	R (792)
Transaction with shareholders			R 1,097	R (906)						R (66)	R (5)		R 463	R 13		R 397	R 8		R 700	R (914)
Foreign exchange movement recycled through profit or loss	[1]	(1,663)							(1,663)						(1,663)
Century business combination		919													0			919
Balance at end of period at Dec. 31, 2023		R 51,607			R 21,647	R 23,001	R 4,208	R (940)	R 9,284			R (8,470)			R 48,730			R 2,877

[1]	This relates to the deregistration of dormant subsidiaries in the Group which resulted in the reclassification of foreign currency translation reserve movements from other comprehensive income to profit or loss. The foreign exchange movement is included in gain on foreign exchange differences in profit or loss